CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common unit, issued (in shares)	69,301,636	69,301,636
Common units, outstanding (in shares)	69,301,636	69,301,636
Preferred units, issued (in shares)	5,520,000	5,520,000
Preferred units, outstanding (in shares)	5,520,000	5,520,000
General Partners Units, issued (in shares)	1,436,391	1,436,391
General Partners Units, outstanding (in shares)	1,436,391	1,436,391